Annual Operating Expenses {- Consumer Discretionary Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Consumer Discretionary Portfolio - Consumer Discretionary Portfolio-Default
Apr. 29, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.73%